Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-Term Debt - Credit Facilities And Senior Notes (Table)

		Period/ Year Ended
		June 30,	December 31,
Debt instruments	Borrowers-Issuers	2022	2021

$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	543,000	567,000
Total debt		$543,000	$567,000
Less deferred financing fees		(3,987)	(5,034)
Total debt, net of deferred finance costs		$539,013	$561,966
Less current portion, net of deferred financing fees		$(62,449)	$(45,947)

Long-term debt, net of current portion and deferred financing fees		$476,564	$516,019

Long-Term Debt - Principal Payments (Table)

Year ending June 30,	Amount
2023	$64,461
2024	49,332
2025	429,207
Total long-term debt	$543,000